SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added taxes, Subsidy income, Statutory reserves, Earnings per share, Warrants and Earnout shares (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Aug. 03, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum rate of value-added tax	13.00%
Subsidy income	$ 56,968	$ 265
Income allocated to statutory reserves	$ 20,000.00	$ 50,000.00
Dilutive securities		0
Number of shares as earnout shares	8,823,529
Earnout shares issued to related party	1,350,000
Exercise price of warrants			$ 11.5
ExcelFin Public Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of warrants exercisable	11,500,000
Number of shares per warrant	1
Exercise price of warrants	$ 11.5